Equity	6 Months Ended
Sep. 30, 2023
Equity [Abstract]
EQUITY

NOTE 16 — EQUITY

Common shares:

The total number of shares of common shares issued:	For the 6 months ended September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Common shares	41,668,554	37,576,449
50,000 shares were allotted after September 30, 2023
Common shares after reverse splits (refer to Note 24)	694,477	626,275
834 shares were allotted after September 30, 2023

Movements in Common Shares:

	Shares	Amount
		(US$)
Balance as of March 31, 2022	34,154,062	$341,541
Shares issued	3,422,387	34,225
Balance as of March 31, 2023	37,576,449	$375,766
Additional issue of shares	4,092,105	40,922
Balance as of September 30, 2023	41,668,554	416,688

Movements in Common Shares after reverse split:

	Shares	Amount
		(US$)
Balance as of March 31, 2022	569,235	$341,541
Shares issued	57,040	34,225
Balance as of March 31, 2023	626,275	$375,766
Additional issue of shares	68,202	40,922
Balance as of September 30, 2023	694,477	416,688

Mr. Dharmesh Pandya, the then sole shareholder of the Company, has subscribed to these shares and held 55,008,829 (pre reverse split) common shares of the Company.